Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,854,000.00
Previously Paid Amount	0.00
Total Fee Amount	394.14
Total Offset Amount	0.00
Net Fee	394.14
Narrative - Max Aggregate Offering Price	$ 2,854,000.00
Final Prospectus	true